Taxes On Income - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Corporate tax rate			24.00%	25.00%	26.50%
Minimum obligation to invest during five years period								$ 111,000,000
Corporate tax rate			24.00%	25.00%	26.50%
Estimated tax benefit related to re-measurement of deferred tax balance			$ 41,084,000
Undistributed earnings of foreign subsidiaries			346,675,000
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries			56,706,000
Unrecognized tax benefit liability adjusted within 12 months			58,198,000
Uncertain tax positions interest expense			4,168,000	$ 6,025,000	$ 7,534,000
Uncertain tax positions accrued interest			25,219,000	21,051,000
Penalties accrued			$ 0	$ 0
Subsequent Event
Operating Loss Carryforwards [Line Items]
Reduction of corporate tax rate	23.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate						20.00%
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate						15.00%
U.S.
Operating Loss Carryforwards [Line Items]
Corporate tax rate			35.00%
U.S. | Scenario, Plan
Operating Loss Carryforwards [Line Items]
Corporate tax rate		21.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward			$ 452,795,000
Operating loss carry forward expiration years			2020
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward			$ 118,476,000
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years			2024
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years			2018
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward			$ 19,250,000
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years			2037
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years			2019
Tax Year 2012
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate							16.00%
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate			12.00%